Consolidated Statements of Loss and Comprehensive Loss - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenues:
Total revenues		$ 7,661,787	$ 11,106,078	$ 10,794,015
Cost of revenues		(6,205,368)	(7,857,589)	(8,086,367)
Gross profit		1,456,419	3,248,489	2,707,648
Operating expenses:
Selling and marketing		758,725	742,029	831,252
General and administrative		3,450,758	2,867,091	2,509,143
Provision for expected credit losses		1,593,891	995,725	1,084,649
Total operating expenses		5,803,374	4,604,845	4,425,044
Loss from operations		(4,346,955)	(1,356,356)	(1,717,396)
Other income:
Interest income (expense), net		339,158	(166,333)	(332,137)
Other income, net		194,923	480,861	487,926
Total other income, net		534,081	314,528	155,789
Loss before income taxes		(3,812,874)	(1,041,828)	(1,561,607)
Income tax expense (benefit)		7,765	(26,249)	(187,720)
Net loss		(3,820,639)	(1,015,579)	(1,373,887)
Less: net loss attributable to non-controlling interests		(2,931)	(2,004)	(2,746)
Net loss attributable to ordinary shareholders		(3,817,708)	(1,013,575)	(1,371,141)
Comprehensive loss
Net loss		(3,820,639)	(1,015,579)	(1,373,887)
Foreign currency translation gain (loss)		1,002,981	(19,923)	79,844
Total comprehensive loss		(2,817,658)	(1,035,502)	(1,294,043)
Comprehensive loss attributable to non-controlling interests		(6,259)	(1,730)	(3,558)
Comprehensive loss attributable to ordinary shareholders		$ (2,811,399)	$ (1,033,772)	$ (1,290,485)
Loss per ordinary share
Basic		$ (596)	$ (1,114)	$ (1,611)
Diluted		$ (596)	$ (1,114)	$ (1,611)
Weighted average number of ordinary shares outstanding
Basic	[1]	6,409	910	851
Diluted	[1]	6,409	910	851
Project Revenues [Member]
Revenues:
Total revenues		$ 7,366,656	$ 10,645,337	$ 10,426,039
Retail Revenues [Member]
Revenues:
Total revenues		$ 295,131	$ 460,741	$ 367,976

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-100 share consolidation effective March 27, 2026, and the 1-for-200 share consolidation effective August 3, 2026. (Notes 14 and 19).